Property, Plant and Equipment (Details) - Schedule of properties. plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COST
Balance	$ 19,041,720	$ 32,119,863
Additions	25,578	162
Disposals	(657,790)	(266,971)
Reclassification to investment property	(10,983,012)	(12,291,058)
Translation adjustment	1,308,459	(520,275)
Balance	8,734,955	19,041,720
DEPRECIATION AND IMPAIRMENT
Balance	(12,957,754)	(19,946,054)
Provided for the year	(400,022)	(928,584)
Eliminated upon disposal of assets	592,769	401,919
Depreciation reclassified to investment property	1,761,758	2,708,200
Impairment reclassified to investment property	5,996,302	4,483,680
Translation adjustment	(890,397)	323,085
Balance	(5,897,346)	(12,957,754)
CARRYING AMOUNT
Ending balance	2,837,609	6,083,966
Plants [member]
COST
Balance	16,984,763	29,757,837
Additions	23,127
Disposals
Reclassification to investment property	(10,983,012)	(12,291,058)
Translation adjustment	1,167,115	(482,015)
Balance	7,191,993	16,984,763
DEPRECIATION AND IMPAIRMENT
Balance	(11,134,883)	(17,946,631)
Provided for the year	(317,378)	(832,476)
Eliminated upon disposal of assets		161,645
Depreciation reclassified to investment property	1,761,758	2,708,200
Impairment reclassified to investment property	5,996,302	4,483,680
Translation adjustment	(765,138)	290,698
Balance	(4,459,340)	(11,134,883)
CARRYING AMOUNT
Ending balance	2,732,653	5,849,880
Machinery [member]
COST
Balance	600,620	881,199
Additions
Disposals	(596,568)	(266,304)
Reclassification to investment property
Translation adjustment	41,272	(14,274)
Balance	45,324	600,620
DEPRECIATION AND IMPAIRMENT
Balance	(530,840)	(764,389)
Provided for the year	(20,777)	(13,733)
Eliminated upon disposal of assets	542,770	234,901
Depreciation reclassified to investment property
Impairment reclassified to investment property
Translation adjustment	(36,477)	12,382
Balance	(45,324)	(530,840)
CARRYING AMOUNT
Ending balance		69,780
Office equipment [member]
COST
Balance	133,486	135,802
Additions	2,451	162
Disposals	(7,959)	(280)
Reclassification to investment property
Translation adjustment	9,173	(2,200)
Balance	137,150	133,486
DEPRECIATION AND IMPAIRMENT
Balance	(109,220)	(103,875)
Provided for the year	(25,503)	(7,279)
Eliminated upon disposal of assets	7,163	252
Depreciation reclassified to investment property
Impairment reclassified to investment property
Translation adjustment	(7,505)	1,683
Balance	(135,065)	(109,220)
CARRYING AMOUNT
Ending balance	2,086	24,266
Motor vehicles [member]
COST
Balance	80,777	82,500
Additions
Disposals	(52,528)	(387)
Reclassification to investment property
Translation adjustment	5,551	(1,336)
Balance	33,800	80,777
DEPRECIATION AND IMPAIRMENT
Balance	(67,925)	(74,250)
Provided for the year	(190)
Eliminated upon disposal of assets	42,174	5,122
Depreciation reclassified to investment property
Impairment reclassified to investment property
Translation adjustment	(4,668)	1,203
Balance	(30,609)	(67,925)
CARRYING AMOUNT
Ending balance	3,191	12,852
Furniture and fixtures [Member]
COST
Balance	151,317	153,808
Additions
Disposals	(735)
Reclassification to investment property
Translation adjustment	10,398	(2,491)
Balance	160,979	151,317
DEPRECIATION AND IMPAIRMENT
Balance	(141,745)	(142,191)
Provided for the year	(9,150)	(1,857)
Eliminated upon disposal of assets	662
Depreciation reclassified to investment property
Impairment reclassified to investment property
Translation adjustment	(9,740)	2,303
Balance	(159,973)	(141,745)
CARRYING AMOUNT
Ending balance	1,006	9,572
Leasehold improvements-factories and offices [Member]
COST
Balance	839,026	852,840
Additions
Disposals
Reclassification to investment property
Translation adjustment	57,654	(13,814)
Balance	896,680	839,026
DEPRECIATION AND IMPAIRMENT
Balance	(721,410)	(658,843)
Provided for the year	(27,024)	(73,239)
Eliminated upon disposal of assets
Depreciation reclassified to investment property
Impairment reclassified to investment property
Translation adjustment	(49,572)	10,672
Balance	(798,005)	(721,410)
CARRYING AMOUNT
Ending balance	98,675	117,616
Leasehold improvements-shops [Member]
COST
Balance	251,731	255,876
Additions
Disposals
Reclassification to investment property
Translation adjustment	17,298	(4,145)
Balance	269,029	251,731
DEPRECIATION AND IMPAIRMENT
Balance	(251,731)	(255,876)
Provided for the year
Eliminated upon disposal of assets
Depreciation reclassified to investment property
Impairment reclassified to investment property
Translation adjustment	(17,298)	4,145
Balance	(269,029)	(251,731)
CARRYING AMOUNT
Ending balance